Transamerica Capital Growth

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Automobiles - 0.6%
Rivian Automotive, Inc., Class A (A)	290,881	$ 19,122,517

Biotechnology - 0.8%
Alnylam Pharmaceuticals, Inc. (A)	60,771	8,362,090
Exact Sciences Corp. (A) (B)	8,768	669,524
Ginkgo Bioworks Holdings, Inc. (A) (B)	1,236,169	7,392,291
Moderna, Inc. (A)	66,049	11,184,077

		27,607,982

Capital Markets - 1.6%
Coinbase Global, Inc., Class A (A)	290,667	55,270,330

Commercial Services & Supplies - 0.2%
Aurora Innovation, Inc. (A) (B)	1,752,165	8,638,173

Entertainment - 7.6%
ROBLOX Corp., Class A (A)	2,341,556	154,214,878
Sea Ltd., ADR (A) (B)	315,162	47,372,000
Spotify Technology SA (A)	294,598	57,817,804

		259,404,682

Health Care Providers & Services - 2.0%
agilon health, Inc. (A) (B)	2,193,451	36,367,418
Guardant Health, Inc. (A) (B)	454,871	31,636,278

		68,003,696

Health Care Technology - 4.1%
Doximity, Inc., Class A (A) (B)	423,738	19,309,740
GoodRx Holdings, Inc., Class A (A) (B)	723,792	17,378,246
Veeva Systems, Inc., Class A (A)	444,020	105,028,491

		141,716,477

Hotels, Restaurants & Leisure - 3.0%
Airbnb, Inc., Class A (A)	655,596	100,942,116

Interactive Media & Services - 8.2%
Pinterest, Inc., Class A (A)	1,669,760	49,358,106
Snap, Inc., Class A (A)	3,270,104	106,409,184
Twitter, Inc. (A)	3,335,578	125,117,531

		280,884,821

Internet & Direct Marketing Retail - 11.1%
Chewy, Inc., Class A (A) (B)	710,680	33,835,475
DoorDash, Inc., Class A (A)	1,366,975	155,137,993
Grab Holdings Ltd., Class A (A) (B)	8,096,831	45,828,063
MercadoLibre, Inc. (A)	56,770	64,267,046
Wayfair, Inc., Class A (A) (B)	503,794	78,551,561

		377,620,138

IT Services - 30.3%
Adyen NV (A) (C)	31,337	63,767,581
Block, Inc. (A)	970,585	118,692,840
Cloudflare, Inc., Class A (A)	2,143,556	206,638,798
Fastly, Inc., Class A (A) (B)	498,897	14,298,388
MongoDB, Inc. (A) (B)	142,144	57,583,956
Shopify, Inc., Class A (A)	219,245	211,404,799
Snowflake, Inc., Class A (A)	972,524	268,319,371
Twilio, Inc., Class A (A)	448,177	92,378,243

		1,033,083,976

	Shares	Value
COMMON STOCKS (continued)
Leisure Products - 0.5%
Peloton Interactive, Inc., Class A (A) (B)	607,017	$ 16,589,775

Life Sciences Tools & Services - 0.9%
10X Genomics, Inc., Class A (A)	309,825	29,826,853

Pharmaceuticals - 3.8%
Royalty Pharma PLC, Class A	3,256,514	130,293,125

Real Estate Management & Development - 1.1%
Zillow Group, Inc., Class C (A) (B)	724,643	36,579,979

Semiconductors & Semiconductor Equipment - 2.0%
ASML Holding NV	101,827	68,957,244

Software - 17.6%
Bill.com Holdings, Inc. (A)	520,566	97,975,727
Datadog, Inc., Class A (A)	929,923	135,871,049
Trade Desk, Inc., Class A (A)	1,947,596	135,435,826
Unity Software, Inc. (A)	1,224,605	128,767,216
Zoom Video Communications, Inc., Class A (A)	663,324	102,337,627

		600,387,445

Specialty Retail - 2.1%
Carvana Co. (A) (B)	436,855	70,796,721

Total Common Stocks (Cost $3,082,672,540)		3,325,726,050

OTHER INVESTMENT COMPANY - 4.2%
Securities Lending Collateral - 4.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.04% (D)	143,273,062	143,273,062

Total Other Investment Company (Cost $143,273,062)		143,273,062

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
Fixed Income Clearing Corp., 0.00% (D), dated 01/31/2022, to be repurchased at $77,317,829 on 02/01/2022. Collateralized by a U.S. Government Obligation, 1.25%, due 03/31/2028, and with a value of $78,864,283.	$ 77,317,829	77,317,829

Total Repurchase Agreement (Cost $77,317,829)		77,317,829

Total Investments Excluding Options Purchased (Cost $3,303,263,431)		3,546,316,941
Total Options Purchased - 0.1% (Cost $23,177,863)		3,162,226

Total Investments (Cost $3,326,441,294)		3,549,479,167
Net Other Assets (Liabilities) - (4.1)%		(140,510,035)

Net Assets - 100.0%		$ 3,408,969,132

Transamerica Funds	Page 1

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premiums Paid	Value
Put - USD vs. CNH	GSI	USD	7.27	11/10/2022	USD	1,297,619,540	$6,229,372	$2,138,477
Put - USD vs. CNH	JPM	USD	7.28	07/22/2022	USD	1,275,536,690	5,942,521	554,858
Put - USD vs. CNH	JPM	USD	7.38	07/27/2022	USD	371,973,815	1,973,321	142,094
Put - USD vs. CNH	GSI	USD	7.57	03/30/2022	USD	1,005,109,500	4,992,444	2,010
Put - USD vs. CNH	JPM	USD	7.31	08/05/2022	USD	594,847,613	4,040,205	324,787

Total							$23,177,863	$3,162,226

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$3,261,958,469	$63,767,581	$—	$3,325,726,050
Other Investment Company	143,273,062	—	—	143,273,062
Repurchase Agreement	—	77,317,829	—	77,317,829
Over-the-Counter Foreign Exchange Options Purchased	—	3,162,226	—	3,162,226

Total Investments	$3,405,231,531	$144,247,636	$—	$3,549,479,167

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $333,481,289, collateralized by cash collateral of $143,273,062 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $199,539,958. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the value of the 144A security is $63,767,581, representing 1.9% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at January 31, 2022.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 2

Transamerica Capital Growth

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Capital Growth (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3

Transamerica Capital Growth

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4